Earnings/(Loss) per share ("EPS") (Tables)	12 Months Ended
Mar. 31, 2021
Profit or loss [abstract]
Computation of Weighted Average Number of Shares
The following reflects the income and share data used in the basic and diluted earnings per share computations:
Computation of weighted average number of shares

For the year ended March 31,	2019	2020		2021
Weighted average number of ordinary shares for basic earnings per share*	3,705,502,141	3,702,554,614		3,704,196,924
Effect of dilution:
Potential ordinary shares relating to share option awards	15,947,492	21,220,860	#	23,348,057

Adjusted weighted average number of ordinary shares for diluted earnings per share	3,721,449,633	3,702,554,614	#	3,727,544,981

Computation of Basic and Diluted Earnings per Share
Computation of basic and diluted earnings per share
Basic earnings/(loss) per share:

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million except EPS data)	( ₹ in million except EPS data)	( ₹ in million except EPS data)	(US dollars in million except EPS data)
Profit/(Loss) for the year attributable to equity holders of the parent	49,775	(61,248)	112,883	1,544
Weighted average number of ordinary shares for basic earnings per share*	3,705,502,141	3,702,554,614	3,704,196,924	3,704,196,924

Earnings/(Loss) per share (INR / USD)	13.43	(16.54)	30.47	0.42

Diluted earnings/(loss) per share:

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million except EPS data)	( ₹ in million except EPS data)	( ₹ in million except EPS data)	(US dollars in million except EPS data)
Profit/(Loss) for the year attributable to equity holders of the parent	49,775	(61,248)	112,883	1,544
Adjusted weighted average number of ordinary shares for diluted earnings per share*	3,721,449,633	3,702,554,614 #	3,727,544,981	3,727,544,981

Earnings/(Loss) per share # (INR / USD)	13.38	(16.54)	30.28	0.41

*	After excluding the impact of treasury shares
#	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020.